Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income tax expense (benefit)	$ 0	$ 0
Unrecognized tax benefits	$ 0	$ 0
Earliest tax year [Member]
Income Tax Disclosure [Line Items]
Open Tax Year	2019
State [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 3,400
Tax credit carryforward expiration year start	2030
Operating loss carryforward expiration year start	2035
State [Member] | Expirable [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 272,600
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	272,900
Tax credit carryforward, amount	$ 12,900
Tax credit carryforward expiration year start	2035
Operating loss carryforward expiration year start	2035
Domestic Tax Authority [Member] | Expirable [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 17,500
Domestic Tax Authority [Member] | Non-expirable [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 255,400